Investment Objectives and Goals - SIT EMERGING MARKETS DEBT FUND	Feb. 05, 2025
EMERGING MARKETS DEBT FUND - Class F Prospectus
Prospectus [Line Items]
Risk/Return [Heading]	EMERGING MARKETS DEBT FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Maximize total return.
EMERGING MARKETS DEBT FUND - Class Y Prospectus
Prospectus [Line Items]
Risk/Return [Heading]	EMERGING MARKETS DEBT FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Maximize total return.